UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 – March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2013

JNL/Mellon Capital Management Dow 10 Fund

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER STAPLES - 20.3%
Kraft Foods Group Inc.	378	$19,467
Mondelez International Inc. - Class A	1,133	34,692
Procter & Gamble Co.	643	49,542
		103,701
ENERGY - 9.5%
Chevron Corp.	408	48,429

HEALTH CARE - 31.7%
Johnson & Johnson	672	54,754
Merck & Co. Inc.	1,141	50,471
Pfizer Inc.	1,987	57,338
		162,563
INDUSTRIALS - 9.9%
General Electric Co.	2,192	50,671

MATERIALS - 7.9%
E.I. du Pont de Nemours & Co.	824	40,493

TELECOMMUNICATION SERVICES - 20.4%
AT&T Inc.	1,375	50,461
Verizon Communications Inc.	1,100	54,051
		104,512
Total Common Stocks (cost $408,478)		510,369

SHORT TERM INVESTMENTS - 0.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.03% (a) (b)	586	586
Total Short Term Investments (cost $586)		586
Total Investments - 99.8% (cost $409,064)		510,955
Other Assets and Liabilities, Net - 0.2%		948
Total Net Assets - 100.0%		$511,903

JNL/Mellon Capital Management S&P 10 Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 81.0%
Bed Bath & Beyond Inc. (c)	364	$23,458
Home Depot Inc.	486	33,909
L Brands Inc.	496	22,145
Macy’s Inc.	604	25,282
Nike Inc. - Class B	448	26,449
Ross Stores Inc.	422	25,553
TJX Cos. Inc.	623	29,134
VF Corp.	164	27,472
		213,402
CONSUMER STAPLES - 18.9%
Estee Lauder Cos. Inc.	387	24,762
Whole Foods Market Inc.	288	25,025
		49,787
Total Common Stocks (cost $244,634)		263,189

SHORT TERM INVESTMENTS - 0.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.03% (a) (b)	217	217
Total Short Term Investments (cost $217)		217
Total Investments - 100.0% (cost $244,851)		263,406
Other Assets and Liabilities, Net - 0.0%		113
Total Net Assets - 100.0%		$263,519

JNL/Mellon Capital Management Global 15 Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 8.7%
Ladbrokes Plc	10,977	$37,697

CONSUMER STAPLES - 7.9%
Kraft Foods Group Inc.	238	12,265
Mondelez International Inc. - Class A	714	21,861
		34,126
FINANCIALS - 40.4%
Bank of China Ltd. - Class H	67,334	31,328
China Construction Bank Corp. - Class H	35,565	29,153
Industrial & Commercial Bank of China - Class H	42,382	29,807
Man Group Plc	12,840	17,460
New World Development Ltd.	23,900	40,619
RSA Insurance Group Plc	15,040	26,668
		175,035
HEALTH CARE - 15.7%
Merck & Co. Inc.	721	31,892
Pfizer Inc.	1,255	36,226
		68,118
INDUSTRIALS - 13.0%
Cathay Pacific Airways Ltd.	14,276	24,483
General Electric Co.	1,385	32,018
		56,501
TELECOMMUNICATION SERVICES - 13.8%
AT&T Inc.	867	31,818
Vodafone Group Plc	9,953	28,244
		60,062
Total Common Stocks (cost $372,781)		431,539

SHORT TERM INVESTMENTS - 0.0%
Investment Company - 0.0%
JNL Money Market Fund, 0.03% (a) (b)	100	100
Total Short Term Investments (cost $100)		100
Total Investments - 99.5% (cost $372,881)		431,639
Other Assets and Liabilities, Net - 0.5%		2,024
Total Net Assets - 100.0%		$433,663

See accompanying Notes to Schedules of Investments.

JNL/Mellon Capital Management Nasdaq 25 Fund

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 29.2%
Comcast Corp. - Class A	1,075	$45,150
Expedia Inc.	89	5,362
Fossil Inc. (c)	55	5,347
Liberty Global Inc. (c) (d)	106	7,748
Liberty Interactive Corp. (c)	377	8,058
Mattel Inc.	251	11,000
O’Reilly Automotive Inc. (c)	84	8,605
Sirius XM Radio Inc. (d)	3,812	11,741
Viacom Inc. - Class B	330	20,329
Virgin Media Inc. (d)	197	9,623
		132,963
HEALTH CARE - 20.5%
Amgen Inc.	233	23,909
Celgene Corp. (c)	229	26,495
Gilead Sciences Inc. (c)	542	26,509
Life Technologies Corp. (c)	126	8,141
Mylan Inc. (c)	298	8,634
		93,688
INFORMATION TECHNOLOGY - 48.7%
Akamai Technologies Inc. (c)	130	4,585
Cisco Systems Inc.	2,043	42,725
Equinix Inc. (c)	36	7,700
Google Inc. - Class A (c)	57	44,917
Oracle Corp.	1,210	39,117
QUALCOMM Inc.	650	43,503
Seagate Technology	276	10,103
Western Digital Corp.	178	8,967
Yahoo! Inc. (c)	866	20,372
		221,989
MATERIALS - 1.3%
Rangold Resources Ltd. - ADR (d)	67	5,778
Total Common Stocks (cost $389,045)		454,418

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 0.3%
JNL Money Market Fund, 0.03% (a) (b)	1,346	1,346

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	19,351	19,351
Total Short Term Investments (cost $20,697)		20,697
Total Investments - 104.3% (cost $409,742)		475,115
Other Assets and Liabilities, Net - (4.3%)		(19,484)
Total Net Assets - 100.0%		$455,631

JNL/Mellon Capital Management Value Line 30 Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 28.2%
Domino’s Pizza Inc.	157	$8,051
Dorman Products Inc. (d)	186	6,908
Gildan Activewear Inc.	340	13,558
Lamar Advertising Co. - Class A (c)	219	10,645
Lumber Liquidators Holdings Inc. (c) (d)	124	8,686
Mohawk Industries Inc. (c)	193	21,841
Pulte Homes Inc. (c)	1,077	21,795
Thor Industries Inc.	173	6,354
Time Warner Inc.	1,366	78,734
Urban Outfitters Inc. (c)	408	15,800
Williams-Sonoma Inc.	274	14,109
		206,481
ENERGY - 11.1%
Bristow Group Inc.	121	7,972
Cabot Oil & Gas Corp. - Class A	587	39,671
Magellan Midstream Partners LP	631	33,703
		81,346
FINANCIALS - 11.0%
Moody’s Corp.	623	33,216
Weyerhaeuser Co.	1,505	47,223
		80,439
HEALTH CARE - 6.3%
Regeneron Pharmaceuticals Inc. (c)	263	46,309

INDUSTRIALS - 15.1%
Acuity Brands Inc.	119	8,245
AO Smith Corp.	110	8,083
Canadian Pacific Railway Ltd. (d)	482	62,853
Flowserve Corp.	139	23,366
Macquarie Infrastructure Co. LLC	143	7,741
		110,288
INFORMATION TECHNOLOGY - 18.1%
Cadence Design Systems Inc. (c)	785	10,929
Manhattan Associates Inc. (c)	109	8,075
Rackspace Hosting Inc. (c)	383	19,319
Trimble Navigation Ltd. (c)	703	21,076
Visa Inc. - Class A	431	73,229
		132,628
MATERIALS - 10.2%
Eagle Materials Inc.	136	9,064
Louisiana-Pacific Corp. (c)	385	8,306
PPG Industries Inc.	427	57,132
		74,502
Total Common Stocks (cost $684,268)		731,993

SHORT TERM INVESTMENTS - 7.4%
Investment Company - 0.0%
JNL Money Market Fund, 0.03% (a) (b)	331	331

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	53,934	53,934
Total Short Term Investments (cost $54,265)		54,265
Total Investments - 107.4% (cost $738,533)		786,258
Other Assets and Liabilities, Net - (7.4%)		(54,169)
Total Net Assets - 100.0%		$732,089

JNL/Mellon Capital Management Dow Dividend Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 2.9%
Garmin Ltd. (d)	390	$12,889

See accompanying Notes to Schedules of Investments.

	Shares	Value
CONSUMER STAPLES - 4.4%
Mondelez International Inc. - Class A	628	19,217

ENERGY - 3.8%
ConocoPhillips	276	16,577

FINANCIALS - 28.7%
Allstate Corp.	396	19,438
BB&T Corp.	549	17,247
Cincinnati Financial Corp.	406	19,175
First Niagara Financial Group Inc.	2,007	17,782
Hudson City Bancorp Inc.	1,967	16,997
New York Community Bancorp Inc. (d)	1,215	17,434
People’s United Financial Inc.	1,316	17,692
		125,765
HEALTH CARE - 3.9%
Merck & Co. Inc.	391	17,279

INDUSTRIALS - 16.0%
Eaton Corp. Plc	294	17,983
General Electric Co.	758	17,529
Northrop Grumman Systems Corp.	237	16,604
Republic Services Inc. - Class A	545	17,993
		70,109
INFORMATION TECHNOLOGY - 4.4%
Seagate Technology	522	19,087

TELECOMMUNICATION SERVICES - 3.3%
CenturyLink Inc.	409	14,369

UTILITIES - 32.4%
FirstEnergy Corp.	381	16,086
Integrys Energy Group Inc.	305	17,726
NextEra Energy Inc.	231	17,955
NiSource Inc.	639	18,759
PG&E Corp.	398	17,724
Pinnacle West Capital Corp.	314	18,160
Public Service Enterprise Group Inc.	520	17,861
SCANA Corp.	350	17,927
		142,198
Total Common Stocks (cost $402,519)		437,490

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 0.4%
JNL Money Market Fund, 0.03% (a) (b)	1,746	1,746

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	28,130	28,130
Total Short Term Investments (cost $29,876)		29,876
Total Investments - 106.6% (cost $432,395)		467,366
Other Assets and Liabilities, Net - (6.6%)		(28,762)
Total Net Assets - 100.0%		$438,604

JNL/Mellon Capital Management S&P 24 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.7%
DIRECTV (c)	479	$27,123
Discovery Communications Inc. - Class A (c)	379	29,869
Scripps Networks Interactive Inc. - Class A	415	26,699
		83,691
CONSUMER STAPLES - 12.2%
Brown-Forman Corp.	381	27,172
Estee Lauder Cos. Inc.	402	25,709
McCormick & Co. Inc.	379	27,866
		80,747
ENERGY - 13.9%
Exxon Mobil Corp.	278	25,069
Marathon Petroleum Corp.	382	34,232
Tesoro Corp.	546	31,993
		91,294
FINANCIALS - 12.9%
Berkshire Hathaway Inc. (c)	268	27,954
Discover Financial Services	623	27,955
Franklin Resources Inc.	191	28,838
		84,747
HEALTH CARE - 12.6%
Amgen Inc.	278	28,541
Becton Dickinson & Co.	308	29,436
CR Bard Inc.	246	24,781
		82,758
INDUSTRIALS - 11.8%
Cintas Corp.	589	25,982
Flowserve Corp.	164	27,510
Illinois Tool Works Inc.	396	24,121
		77,613
INFORMATION TECHNOLOGY - 12.7%
MasterCard Inc. - Class A	49	26,522
Seagate Technology	791	28,921
Yahoo! Inc. (c)	1,210	28,461
		83,904
MATERIALS - 11.0%
CF Industries Holdings Inc.	119	22,592
FMC Corp.	411	23,421
Sherwin-Williams Co.	157	26,439
		72,452
Total Common Stocks (cost $576,587)		657,206

SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.03% (a) (b)	965	965
Total Short Term Investments (cost $965)		965
Total Investments - 100.0% (cost $577,552)		658,171
Other Assets and Liabilities, Net - 0.0%		202
Total Net Assets - 100.0%		$658,373

JNL/Mellon Capital Management S&P SMid 60 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 16.3%
American Greetings Corp. (d)	323	$5,197
Barnes & Noble Inc. (c) (d)	725	11,932
Corinthian Colleges Inc. (c) (d)	2,235	4,695
DeVry Inc. (d)	458	14,542
Live Nation Inc. (c)	585	7,236
Office Depot Inc. (c)	3,336	13,110
OfficeMax Inc. (d)	558	6,479

See accompanying Notes to Schedules of Investments.

	Shares	Value
Pep Boys-Manny Moe & Jack (c) (d)	554	6,533
Ruby Tuesday Inc. (c)	694	5,113
WMS Industries Inc. (c)	621	15,662
		90,499
ENERGY - 16.2%
Alpha Natural Resources Inc. (c)	1,125	9,233
Arch Coal Inc. (d)	1,481	8,040
Basic Energy Services Inc. (c) (d)	477	6,525
Cloud Peak Energy Inc. (c)	282	5,298
Exterran Holdings Inc. (c)	248	6,709
Patterson-UTI Energy Inc.	584	13,914
PDC Energy Inc. (c)	163	8,088
Superior Energy Services Inc. (c)	525	13,629
Tetra Technologies Inc. (c)	717	7,362
Unit Corp. (c)	243	11,068
		89,866
FINANCIALS - 25.4%
Aspen Insurance Holdings Ltd.	341	13,160
Cash America International Inc.	137	7,169
Columbia Banking System Inc.	304	6,675
East West Bancorp Inc.	509	13,071
Everest Re Group Ltd.	100	12,921
First American Financial Corp.	454	11,619
First Midwest Bancorp Inc.	435	5,781
Horace Mann Educators Corp.	273	5,693
Interactive Brokers Group Inc.	398	5,939
Investment Technology Group Inc. (c)	602	6,648
Parkway Properties Inc.	391	7,245
Protective Life Corp.	383	13,706
Stewart Information Services Corp. (d)	210	5,341
Synovus Financial Corp. (d)	4,467	12,372
TCF Financial Corp.	901	13,472
		140,812
HEALTH CARE - 4.0%
Community Health Systems Inc.	354	16,761
PharMerica Corp. (c)	383	5,359
		22,120
INDUSTRIALS - 15.5%
AAR Corp.	292	5,367
AECOM Technology Corp. (c)	457	14,985
Arkansas Best Corp.	570	6,660
Consolidated Graphics Inc. (c)	156	6,100
General Cable Corp. (c)	360	13,181
JetBlue Airways Corp. (c) (d)	1,916	13,223
Navigant Consulting Inc. (c)	488	6,414
SkyWest Inc.	437	7,016
URS Corp.	279	13,214
		86,160
INFORMATION TECHNOLOGY - 13.2%
Arrow Electronics Inc. (c)	287	11,675
CACI International Inc. - Class A (c)	99	5,733
Ingram Micro Inc. - Class A (c)	647	12,728
Insight Enterprises Inc. (c)	314	6,466
Lexmark International Inc.	472	12,461
TTM Technologies Inc. (c)	593	4,506
United Online Inc.	975	5,878
Vishay Intertechnology Inc. (c) (d)	1,029	14,007
		73,454
MATERIALS - 4.6%
Cabot Corp.	275	9,414
Domtar Corp.	131	10,177
OM Group Inc. (c)	245	5,762
		25,353
UTILITIES - 4.6%
Black Hills Corp.	301	13,261
NV Energy Inc.	603	12,085
		25,346
Total Common Stocks (cost $484,429)		553,610

SHORT TERM INVESTMENTS - 11.5%
Investment Company - 0.2%
JNL Money Market Fund, 0.03% (a) (b)	994	994

Securities Lending Collateral - 11.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	62,672	62,672
Total Short Term Investments (cost $63,666)		63,666
Total Investments - 111.3% (cost $548,095)		617,276
Other Assets and Liabilities, Net - (11.3%)		(62,681)
Total Net Assets - 100.0%		$554,595

JNL/Mellon Capital Management NYSE International 25 Fund

COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 6.3%
Sony Corp. - ADR (d)	246	$4,281

ENERGY - 27.9%
Canadian Natural Resources Ltd.	95	3,066
China Petroleum & Chemical Corp. - ADR - Class H	24	2,803
ENI SpA - ADR	56	2,516
Petroleo Brasileiro SA - Petrobras - ADR	142	2,352
Royal Dutch Shell Plc - ADR - Class B	39	2,605
Talisman Energy Inc.	243	2,978
YPF SA - ADR - Class D	189	2,706
		19,026
FINANCIALS - 36.6%
Banco Bilbao Vizcaya Argentaria SA - ADR (d)	292	2,565
Banco Santander SA - ADR (d)	347	2,359
Barclays Plc - ADR (d)	159	2,825
HSBC Holdings Plc - ADR (d)	52	2,769
Lloyds Banking Group Plc - ADR (c) (d)	864	2,591
Manulife Financial Corp.	203	2,984
Mitsubishi UFJ Financial Group Inc. - ADR (d)	508	3,050
Sumitomo Mitsui Financial Group Inc. - ADR (d)	375	3,063
UBS AG	175	2,693
		24,899
INFORMATION TECHNOLOGY - 4.0%
Hitachi Ltd. - ADR	47	2,707

MATERIALS - 6.7%
ArcelorMittal - NYRS (d)	158	2,055
POSCO Inc. - ADR	34	2,479
		4,534
TELECOMMUNICATION SERVICES - 18.6%
China Unicom Ltd. - ADR	170	2,287
France Telecom SA - ADR	249	2,533
Nippon Telegraph & Telephone Corp. - ADR (d)	131	2,848
NTT DoCoMo Inc. - ADR (d)	191	2,843

See accompanying Notes to Schedules of Investments.

	Shares	Value
Telecom Italia SpA - ADR	305	2,177
		12,688
Total Common Stocks (cost $72,480)		68,135

SHORT TERM INVESTMENTS - 25.4%
Securities Lending Collateral - 25.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	17,261	17,261
Total Short Term Investments (cost $17,261)		17,261
Total Investments - 125.5% (cost $89,741)		85,396
Other Assets and Liabilities, Net - (25.5%)		(17,337)
Total Net Assets - 100.0%		$68,059

JNL/Mellon Capital Management 25 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 11.3%
Carnival Corp.	844	$28,939
Darden Restaurants Inc.	532	27,479
Genuine Parts Co.	440	34,350
		90,768
CONSUMER STAPLES - 12.5%
General Mills Inc.	697	34,354
Kellogg Co.	516	33,275
PepsiCo Inc.	415	32,792
		100,421
ENERGY - 16.7%
ConocoPhillips	352	21,125
Kinder Morgan Inc.	701	27,131
Phillips 66	176	12,295
RPC Inc. (d)	2,645	40,128
Williams Cos. Inc.	897	33,596
		134,275
HEALTH CARE - 4.2%
Abbott Laboratories	445	15,726
AbbVie Inc.	445	18,158
		33,884
INDUSTRIALS - 23.7%
Corrections Corp. of America	1,046	40,869
Eaton Corp. Plc	549	33,627
Emerson Electric Co.	526	29,374
Exelis Inc.	2,207	24,034
Northrop Grumman Systems Corp.	444	31,181
Watsco Inc.	371	31,195
		190,280
INFORMATION TECHNOLOGY - 3.9%
Analog Devices Inc.	678	31,525

MATERIALS - 27.5%
Bemis Co. Inc.	856	34,548
Freeport-McMoRan Copper & Gold Inc.	704	23,295
Greif Inc. - Class A	521	27,910
MeadWestvaco Corp.	879	31,922
Nucor Corp.	627	28,954
Packaging Corp. of America	913	40,953
RPM International Inc.	1,073	33,892
		221,474
Total Common Stocks (cost $681,604)		802,627

SHORT TERM INVESTMENTS - 5.1%
Investment Company - 0.6%
JNL Money Market Fund, 0.03% (a) (b)	4,831	4,831

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	35,830	35,830
Total Short Term Investments (cost $40,661)		40,661
Total Investments - 104.9% (cost $722,265)		843,288
Other Assets and Liabilities, Net - (4.9%)		(39,516)
Total Net Assets - 100.0%		$803,772

JNL/Mellon Capital Management Select Small-Cap Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 21.6%
BJ’s Restaurants Inc. (c)	59	$1,970
Body Central Corp. (c)	32	304
Bridgepoint Education Inc. (c)	110	1,130
Buffalo Wild Wings Inc. (c)	39	3,380
Coinstar Inc. (c) (d)	65	3,799
DSW Inc. - Class A	68	4,313
Finish Line Inc. - Class A	106	2,081
Group 1 Automotive Inc. (d)	48	2,865
Helen of Troy Ltd. (c)	66	2,538
Hibbett Sports Inc. (c)	56	3,126
Men’s Wearhouse Inc.	108	3,598
Monro Muffler Brake Inc. (d)	65	2,572
Papa John’s International Inc. (c)	51	3,148
Pep Boys-Manny Moe & Jack (c)	112	1,319
Pool Corp.	100	4,811
Red Robin Gourmet Burgers Inc. (c)	31	1,411
Scholastic Corp.	61	1,637
SHFL Entertainment Inc. (c)	117	1,931
Sonic Automotive Inc. - Class A	85	1,882
Standard Motor Products Inc.	48	1,342
Steven Madden Ltd. (c)	93	4,004
Vitamin Shoppe Inc. (c)	62	3,009
Zumiez Inc. (c) (d)	66	1,513
		57,683
CONSUMER STAPLES - 9.6%
Cal-Maine Foods Inc.	45	1,909
Casey’s General Stores Inc.	80	4,683
Darling International Inc. (c)	247	4,442
Elizabeth Arden Inc. (c)	61	2,467
Hain Celestial Group Inc. (c) (d)	93	5,686
Prestige Brands Holdings Inc. (c)	106	2,719
Snyders-Lance Inc.	143	3,612
		25,518
ENERGY - 1.0%
Approach Resources Inc. (c) (d)	71	1,738
VAALCO Energy Inc. (c)	121	919
		2,657
FINANCIALS - 15.5%
AmTrust Financial Services Inc. (d)	140	4,838
Bank of the Ozarks Inc.	73	3,218
Columbia Banking System Inc.	84	1,849
Main Street Capital Corp. (d)	56	1,808
MarketAxess Holdings Inc.	76	2,821
Ocwen Financial Corp. (c)	274	10,388

See accompanying Notes to Schedules of Investments.

	Shares	Value
RLI Corp.	45	3,200
Sovran Self Storage Inc.	61	3,938
Texas Capital Bancshares Inc. (c)	79	3,211
Umpqua Holdings Corp.	235	3,116
Virtus Investment Partners Inc. (c)	16	3,011
		41,398
HEALTH CARE - 8.9%
Acorda Therapeutics Inc. (c)	83	2,668
Air Methods Corp.	79	3,832
Genomic Health Inc. (c) (d)	64	1,798
Luminex Corp. (c)	89	1,464
Medicines Co. (c)	114	3,817
Molina Healthcare Inc. (c)	96	2,973
Neurocrine Biosciences Inc. (c)	140	1,705
Spectrum Pharmaceuticals Inc. (d)	126	938
Thoratec Corp. (c)	123	4,622
		23,817
INDUSTRIALS - 10.9%
Acacia Research Corp. (c)	104	3,144
Advisory Board Co. (c)	70	3,680
Allegiant Travel Co. (d)	40	3,559
Applied Industrial Technologies Inc.	89	3,985
Beacon Roofing Supply Inc. (c)	98	3,781
Forward Air Corp.	61	2,268
Generac Holdings Inc.	143	5,064
Mistras Group Inc. (c)	59	1,433
RBC Bearings Inc. (c)	46	2,336
		29,250
INFORMATION TECHNOLOGY - 25.1%
ACI Worldwide Inc. (c)	83	4,035
Allot Communications Ltd. (c) (d)	63	758
Blackbaud Inc.	94	2,795
Blucora Inc. (c)	84	1,305
Bottomline Technologies Inc. (c)	76	2,160
Cardtronics Inc. (c)	92	2,532
Cognex Corp.	90	3,795
Dealertrack Technologies Inc. (c)	88	2,588
ExlService Holdings Inc. (c)	66	2,159
EZchip Semiconductor Ltd. (c) (d)	57	1,372
FARO Technologies Inc. (c)	36	1,543
FEI Co.	80	5,132
Heartland Payment Systems Inc. (d)	82	2,692
Insight Enterprises Inc. (c)	92	1,893
InterXion Holding NV (c)	139	3,365
Kulicke & Soffa Industries Inc. (c)	156	1,807
LivePerson Inc. (c)	116	1,571
Mellanox Technologies Ltd. (c) (d)	84	4,689
Monolithic Power Systems Inc.	72	1,767
OSI Systems Inc. (c)	41	2,579
Synaptics Inc. (c) (d)	69	2,806
SYNNEX Corp. (c)	78	2,880
Tyler Technologies Inc. (c)	63	3,863
Ultimate Software Group Inc. (c)	55	5,769
Volterra Semiconductor Corp. (c)	54	762
Xyratex Ltd.	57	563
		67,180
MATERIALS - 5.9%
Buckeye Technologies Inc.	82	2,466
Flotek Industries Inc. (c) (d)	105	1,709
HB Fuller Co.	105	4,106
KapStone Paper and Packaging Corp.	98	2,712
P.H. Glatfelter Co.	90	2,113
Schweitzer-Mauduit International Inc.	67	2,585
		15,691
TELECOMMUNICATION SERVICES - 1.5%
Cincinnati Bell Inc. (c)	418	1,362
Cogent Communications Group Inc.	96	2,539
		3,901
Total Common Stocks (cost $230,699)		267,095

SHORT TERM INVESTMENTS - 10.4%
Investment Company - 0.0%
JNL Money Market Fund, 0.03% (a) (b)	115	115

Securities Lending Collateral - 10.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	27,795	27,795
Total Short Term Investments (cost $27,910)		27,910
Total Investments - 110.4% (cost $258,609)		295,005
Other Assets and Liabilities, Net - (10.4%)		(27,857)
Total Net Assets - 100.0%		$267,148

JNL/Mellon Capital Management JNL 5 Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 12.0%
Ann Inc. (c)	236	$6,851
Arbitron Inc.	130	6,108
Arctic Cat Inc. (c)	65	2,859
Asbury Automotive Group Inc. (c)	153	5,620
Cinemark Holdings Inc.	914	26,906
Comcast Corp. - Class A	1,586	66,645
G-III Apparel Group Ltd. (c)	100	3,998
Gap Inc.	1,911	67,632
Genuine Parts Co.	374	29,137
Grand Canyon Education Inc. (c)	222	5,647
Guess? Inc. (d)	965	23,961
Iconix Brand Group Inc. (c)	333	8,622
Krispy Kreme Doughnuts Inc. (c)	324	4,673
Leapfrog Enterprises Inc. - Class A (c) (d)	306	2,623
Lithia Motors Inc. - Class A	112	5,304
McDonald’s Corp.	672	67,019
Movado Group Inc.	92	3,097
Papa John’s International Inc. (c)	114	7,045
Pier 1 Imports Inc.	521	11,994
Pinnacle Entertainment Inc. (c)	284	4,159
Pool Corp.	229	11,011
SodaStream International Ltd. (c) (d)	101	5,038
Sonic Automotive Inc. - Class A	220	4,883
Sturm Ruger & Co. Inc. (d)	95	4,831
Thor Industries Inc.	260	9,562
Vitamin Shoppe Inc. (c)	146	7,112
		402,337
CONSUMER STAPLES - 6.5%
Campbell Soup Co. (d)	681	30,878
ConAgra Foods Inc.	805	28,830
Dr. Pepper Snapple Group Inc.	536	25,168
General Mills Inc.	588	28,979
Kellogg Co.	424	27,326
PepsiCo Inc.	347	27,453
Susser Holdings Corp. (c) (d)	102	5,216
Tesco Plc	7,234	42,054
Zhongpin Inc. (c)	184	2,371
		218,275

See accompanying Notes to Schedules of Investments.

	Shares	Value
ENERGY - 7.2%
China Petroleum & Chemical Corp.	34,878	40,902
EPL Oil & Gas Inc. (c)	190	5,093
Marathon Petroleum Corp.	941	84,357
Targa Resources Corp.	448	30,471
VAALCO Energy Inc. (c)	286	2,171
Valero Energy Corp.	1,738	79,072
		242,066
FINANCIALS - 13.3%
Altisource Portfolio Solutions SA (c)	115	7,996
AmTrust Financial Services Inc. (d)	329	11,391
Banco Latinoamericano de Comercio Exterior SA - Class E	144	3,562
Bank of America Corp.	5,112	62,264
Bank of China Ltd. - Class H	88,506	41,179
Cardinal Financial Corp.	145	2,631
China Construction Bank Corp. - Class H	49,231	40,356
CNO Financial Group Inc.	1,114	12,758
First Cash Financial Services Inc. (c)	141	8,249
Greenhill & Co. Inc. (d)	138	7,393
Industrial & Commercial Bank of China - Class H	55,674	39,155
Janus Capital Group Inc. (d)	923	8,677
Man Group Plc	29,375	39,946
Netspend Holdings Inc. (c)	347	5,506
Portfolio Recovery Associates Inc. (c)	83	10,520
PrivateBancorp Inc.	363	6,865
RSA Insurance Group Plc	19,415	34,425
Sovran Self Storage Inc.	151	9,708
SunTrust Banks Inc.	2,097	60,414
Symetra Financial Corp.	582	7,803
Texas Capital Bancshares Inc. (c)	199	8,060
ViewPoint Financial Group	197	3,954
Virtus Investment Partners Inc. (c)	39	7,260
Western Alliance Bancorp (c)	423	5,850
		445,922
HEALTH CARE - 9.7%
Abaxis Inc.	108	5,091
Chemed Corp.	94	7,520
Cyberonics Inc. (c)	138	6,466
Haemonetics Corp. (c)	253	10,553
Hanger Orthopedic Group Inc. (c)	170	5,369
ICU Medical Inc. (c)	72	4,227
Johnson & Johnson	846	68,971
Merck & Co. Inc.	1,448	64,064
MWI Veterinary Supply Inc. (c)	62	8,266
Neogen Corp. (c)	119	5,886
PAREXEL International Corp. (c)	289	11,413
Pfizer Inc.	3,942	113,775
West Pharmaceutical Services Inc.	169	10,967
		322,568
INDUSTRIALS - 16.4%
Aegion Corp. (c)	195	4,519
Allegiant Travel Co.	94	8,366
American Railcar Industries Inc.	106	4,949
Avery Dennison Corp.	678	29,221
AZZ Inc.	124	5,965
BAE Systems Plc	7,215	43,322
Beacon Roofing Supply Inc. (c)	235	9,092
Belden Inc.	217	11,205
Briggs & Stratton Corp.	237	5,884
CAI International Inc. (c)	108	3,106
Citic Pacific Ltd. (d)	26,600	34,664
Covanta Holding Corp.	1,289	25,975
Deluxe Corp.	250	10,347
Emerson Electric Co.	447	24,986
Encore Capital Group Inc. (c) (d)	124	3,735
EnerSys (c)	238	10,844
Franklin Electric Co. Inc.	230	7,706
General Electric Co.	4,710	108,905
Geo Group Inc.	303	11,381
Great Lakes Dredge & Dock Corp.	293	1,974
InnerWorkings Inc. (c) (d)	248	3,754
Interface Inc.	328	6,307
Iron Mountain Inc.	765	27,773
Lindsay Corp. (d)	64	5,629
Macquarie Infrastructure Co. LLC	230	12,456
MasTec Inc. (c)	373	10,863
Northrop Grumman Systems Corp.	350	24,581
Raytheon Co.	414	24,343
Republic Services Inc. - Class A	808	26,650
Steelcase Inc. - Class A	416	6,121
TriMas Corp. (c)	196	6,351
Watsco Inc.	316	26,621
		547,595
INFORMATION TECHNOLOGY - 13.3%
ACI Worldwide Inc. (c)	193	9,410
Badger Meter Inc.	71	3,798
Blucora Inc. (c) (d)	202	3,126
Broadridge Financial Solutions Inc.	1,035	25,713
Electronics for Imaging Inc. (c)	231	5,868
FEI Co.	186	12,009
Harris Corp.	487	22,562
Hewlett-Packard Co.	6,940	165,441
Intel Corp.	4,792	104,714
Ixia (c)	362	7,833
Littelfuse Inc.	115	7,777
Manhattan Associates Inc. (c)	97	7,182
MAXIMUS Inc.	168	13,410
Monolithic Power Systems Inc.	176	4,293
NetScout Systems Inc. (c)	208	5,111
RealD Inc. (c) (d)	247	3,217
Sourcefire Inc. (c)	149	8,803
SPS Commerce Inc. (c)	73	3,101
TiVo Inc. (c)	605	7,492
Tyler Technologies Inc. (c)	151	9,250
Ultratech Inc. (c)	131	5,189
Veeco Instruments Inc. (c) (d)	195	7,472
		442,771
MATERIALS - 12.6%
Air Products & Chemicals Inc.	282	24,556
E.I. du Pont de Nemours & Co.	1,319	64,825
HB Fuller Co.	245	9,573
Kaiser Aluminum Corp.	96	6,216
KapStone Paper and Packaging Corp.	233	6,474
Kronos Worldwide Inc. (d)	1,214	18,993
LyondellBasell Industries NV - Class A	1,039	65,742
MeadWestvaco Corp.	745	27,051
Metals USA Holdings Corp.	184	3,797
Minerals Technologies Inc.	172	7,146
Nucor Corp.	548	25,313
PPG Industries Inc.	439	58,832
RPM International Inc.	807	25,475
Sherwin-Williams Co.	386	65,109
Worthington Industries Inc.	343	10,628
		419,730
TELECOMMUNICATION SERVICES - 8.7%
AT&T Inc.	2,933	107,611
Cogent Communications Group Inc.	231	6,095
Sprint Nextel Corp. (c)	10,461	64,964

See accompanying Notes to Schedules of Investments.

	Shares	Value
Verizon Communications Inc.	1,371	67,360
Vodafone Group Plc	15,739	44,663
		290,693
UTILITIES - 0.2%
American States Water Co.	94	5,400
Total Common Stocks (cost $2,901,366)		3,337,357

SHORT TERM INVESTMENTS - 3.1%
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	103,259	103,259
Total Short Term Investments (cost $103,259)		103,259
Total Investments - 103.0% (cost $3,004,625)		3,440,616
Other Assets and Liabilities, Net - (3.0%)		(101,149)
Total Net Assets - 100.0%		$3,339,467

JNL/Mellon Capital Management JNL Optimized 5 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 15.2%
Cinemark Holdings Inc.	66	$1,944
Comcast Corp. - Class A	237	9,970
Domino’s Pizza Inc.	21	1,063
Dorman Products Inc.	24	908
Expedia Inc.	15	891
Fossil Inc. (c)	9	889
Genuine Parts Co.	27	2,105
Gildan Activewear Inc.	46	1,847
Guess? Inc. (d)	71	1,763
Lamar Advertising Co. - Class A (c)	30	1,454
Liberty Global Inc. (c) (d)	18	1,342
Liberty Interactive Corp. (c)	64	1,373
Lumber Liquidators Holdings Inc. (c)	16	1,138
Mattel Inc.	44	1,910
Mohawk Industries Inc. (c)	26	2,957
O’Reilly Automotive Inc. (c)	14	1,467
Pulte Homes Inc. (c)	146	2,960
Sirius XM Radio Inc. (d)	655	2,017
Thor Industries Inc.	23	842
Time Warner Inc.	185	10,687
Urban Outfitters Inc. (c)	55	2,127
Viacom Inc. - Class B	57	3,514
Virgin Media Inc.	34	1,652
Williams-Sonoma Inc.	37	1,919
		58,739
CONSUMER STAPLES - 4.1%
Campbell Soup Co. (d)	48	2,199
ConAgra Foods Inc.	58	2,063
Dr. Pepper Snapple Group Inc.	39	1,815
General Mills Inc.	43	2,098
Kellogg Co.	31	1,970
PepsiCo Inc.	25	1,959
Tesco Plc	609	3,539
		15,643
ENERGY - 8.6%
BP Plc	616	4,333
Bristow Group Inc.	16	1,053
Cabot Oil & Gas Corp. - Class A	79	5,358
China Petroleum & Chemical Corp.	2,920	3,424
ENI SpA	177	3,960
Magellan Midstream Partners LP	85	4,545
Repsol SA	210	4,276
Targa Resources Corp.	33	2,217
Total SA	83	3,962
		33,128
FINANCIALS - 10.2%
Banco Bilbao Vizcaya Argentaria SA	464	4,049
Banco Santander SA	545	3,690
Bank of China Ltd. - Class H	7,523	3,500
China Construction Bank Corp. - Class H	4,143	3,396
Industrial & Commercial Bank of China - Class H	4,685	3,295
Man Group Plc	2,476	3,367
Moody’s Corp.	84	4,479
RSA Insurance Group Plc	1,619	2,870
Weyerhaeuser Co.	204	6,406
Zurich Financial Services AG	16	4,467
		39,519
HEALTH CARE - 12.3%
Amgen Inc.	97	9,922
AstraZeneca Plc	90	4,513
Celgene Corp. (c)	53	6,177
Gilead Sciences Inc. (c)	191	9,344
GlaxoSmithKline Plc	196	4,592
Life Technologies Corp. (c)	22	1,418
Mylan Inc. (c)	51	1,482
Pfizer Inc.	133	3,827
Regeneron Pharmaceuticals Inc. (c)	36	6,282
		47,557
INDUSTRIALS - 10.4%
Acuity Brands Inc.	16	1,120
AO Smith Corp.	15	1,098
Avery Dennison Corp.	49	2,096
BAE Systems Plc	607	3,646
Canadian Pacific Railway Ltd.	65	8,529
Citic Pacific Ltd. (d)	2,217	2,889
Covanta Holding Corp.	93	1,882
Emerson Electric Co.	32	1,813
Flowserve Corp.	19	3,173
General Electric Co.	158	3,663
Iron Mountain Inc.	55	1,981
Macquarie Infrastructure Co. LLC	19	1,022
Northrop Grumman Systems Corp.	25	1,780
Raytheon Co.	30	1,752
Republic Services Inc. - Class A	58	1,921
Watsco Inc.	23	1,933
		40,298
INFORMATION TECHNOLOGY - 20.0%
Akamai Technologies Inc. (c)	22	762
Broadridge Financial Solutions Inc.	75	1,865
Cadence Design Systems Inc. (c)	107	1,489
Cisco Systems Inc.	451	9,440
Equinix Inc. (c)	6	1,335
Google Inc. - Class A (c)	13	9,930
Harris Corp.	35	1,615
Hewlett-Packard Co.	232	5,538
Intel Corp.	160	3,504
Manhattan Associates Inc. (c)	14	1,060
Oracle Corp.	266	8,610
QUALCOMM Inc.	143	9,576
Rackspace Hosting Inc. (c)	52	2,618
Seagate Technology	47	1,734
Trimble Navigation Ltd. (c)	96	2,862
Visa Inc. - Class A	59	9,940

See accompanying Notes to Schedules of Investments.

	Shares	Value
Western Digital Corp.	31	1,563
Yahoo! Inc. (c)	150	3,521
		76,962
MATERIALS - 5.2%
Air Products & Chemicals Inc.	20	1,779
Eagle Materials Inc.	19	1,237
Kronos Worldwide Inc. (d)	88	1,385
Louisiana-Pacific Corp. (c)	52	1,128
MeadWestvaco Corp.	54	1,946
Nucor Corp.	40	1,834
PPG Industries Inc.	58	7,753
Rangold Resources Ltd. - ADR (d)	12	997
RPM International Inc.	58	1,827
		19,886
TELECOMMUNICATION SERVICES - 7.4%
AT&T Inc.	98	3,601
Deutsche Telekom AG	375	3,975
France Telecom SA	387	3,922
TeliaSonera AB	628	4,487
Vivendi SA	191	3,958
Vodafone Group Plc	3,015	8,556
		28,499
UTILITIES - 6.4%
E.ON SE	229	4,008
Electricite de France SA	231	4,429
GDF Suez	207	3,981
National Grid Plc	374	4,348
RWE AG	104	3,875
Scottish & Southern Energy Plc	186	4,194
		24,835
Total Common Stocks (cost $367,296)		385,066

SHORT TERM INVESTMENTS - 2.3%
Investment Company - 0.1%
JNL Money Market Fund, 0.03% (a) (b)	235	235

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	8,441	8,441
Total Short Term Investments (cost $8,676)		8,676
Total Investments - 102.1% (cost $375,972)		393,742
Other Assets and Liabilities, Net - (2.1%)		(8,152)
Total Net Assets - 100.0%		$385,590

JNL/Mellon Capital Management VIP Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 14.8%
Ann Inc. (c)	15	$445
Arbitron Inc.	8	389
Arctic Cat Inc. (c)	4	183
Asbury Automotive Group Inc. (c)	10	366
Comcast Corp. - Class A	105	4,391
DIRECTV (c)	32	1,828
Discovery Communications Inc. - Class A (c)	26	2,036
Domino’s Pizza Inc.	9	476
Dorman Products Inc. (d)	11	406
Expedia Inc.	7	399
Fossil Inc. (c)	4	398
G-III Apparel Group Ltd. (c)	6	255
Garmin Ltd. (d)	38	1,260
Gildan Activewear Inc.	20	796
Grand Canyon Education Inc. (c)	14	360
Iconix Brand Group Inc. (c)	22	559
Krispy Kreme Doughnuts Inc. (c)	21	298
Lamar Advertising Co. - Class A (c)	13	623
Leapfrog Enterprises Inc. - Class A (c) (d)	20	168
Liberty Global Inc. (c) (d)	8	576
Liberty Interactive Corp. (c)	29	611
Lithia Motors Inc. - Class A	8	360
Lumber Liquidators Holdings Inc. (c)	7	509
Mattel Inc.	19	852
Mohawk Industries Inc. (c)	12	1,312
Movado Group Inc.	6	198
O’Reilly Automotive Inc. (c)	6	652
Papa John’s International Inc. (c)	8	468
Pier 1 Imports Inc.	34	774
Pinnacle Entertainment Inc. (c)	19	273
Pool Corp.	15	710
Pulte Homes Inc. (c)	63	1,284
Scripps Networks Interactive Inc. - Class A	28	1,801
Sirius XM Radio Inc. (d)	283	873
SodaStream International Ltd. (c) (d)	6	321
Sonic Automotive Inc. - Class A	14	311
Sturm Ruger & Co. Inc. (d)	6	308
Thor Industries Inc.	28	1,038
Time Warner Inc.	82	4,708
Urban Outfitters Inc. (c)	24	921
Viacom Inc. - Class B	25	1,537
Virgin Media Inc.	15	715
Vitamin Shoppe Inc. (c)	10	480
Williams-Sonoma Inc.	16	823
		38,051
CONSUMER STAPLES - 3.1%
Brown-Forman Corp.	26	1,833
Estee Lauder Cos. Inc.	27	1,734
McCormick & Co. Inc.	26	1,877
Mondelez International Inc. - Class A	62	1,885
Susser Holdings Corp. (c) (d)	7	361
Zhongpin Inc. (c)	12	152
		7,842
ENERGY - 8.0%
BP Plc	285	2,006
Bristow Group Inc.	7	471
Cabot Oil & Gas Corp. - Class A	35	2,339
ConocoPhillips	27	1,604
ENI SpA	80	1,797
EPL Oil & Gas Inc. (c)	12	332
Exxon Mobil Corp.	19	1,687
Magellan Midstream Partners LP	38	2,020
Marathon Petroleum Corp.	26	2,293
Repsol SA	95	1,938
Tesoro Corp.	37	2,182
Total SA	38	1,835
VAALCO Energy Inc. (c)	18	139
		20,643
FINANCIALS - 14.3%
Allstate Corp.	39	1,925
Altisource Portfolio Solutions SA (c)	8	531
AmTrust Financial Services Inc. (d)	21	733
Banco Bilbao Vizcaya Argentaria SA	211	1,846
Banco Latinoamericano de Comercio Exterior SA - Class E	9	230
Banco Santander SA	247	1,672
BB&T Corp.	54	1,683
Berkshire Hathaway Inc. (c)	18	1,907

See accompanying Notes to Schedules of Investments.

	Shares	Value
Cardinal Financial Corp.	9	170
Cincinnati Financial Corp.	40	1,904
CNO Financial Group Inc.	72	823
Discover Financial Services	42	1,885
First Cash Financial Services Inc. (c)	9	533
First Niagara Financial Group Inc.	197	1,748
Franklin Resources Inc.	13	1,970
Greenhill & Co. Inc. (d)	9	479
Hudson City Bancorp Inc.	191	1,653
Janus Capital Group Inc. (d)	59	558
Moody’s Corp.	37	1,966
Netspend Holdings Inc. (c)	22	354
New York Community Bancorp Inc. (d)	120	1,725
People’s United Financial Inc.	130	1,741
Portfolio Recovery Associates Inc. (c)	5	684
PrivateBancorp Inc.	23	441
Sovran Self Storage Inc.	10	631
Symetra Financial Corp.	38	509
Texas Capital Bancshares Inc. (c)	13	532
ViewPoint Financial Group	13	254
Virtus Investment Partners Inc. (c)	2	466
Western Alliance Bancorp (c)	28	381
Weyerhaeuser Co.	89	2,804
Zurich Financial Services AG	7	2,039
		36,777
HEALTH CARE - 12.3%
Abaxis Inc.	7	331
Amgen Inc.	62	6,308
AstraZeneca Plc	42	2,090
Becton Dickinson & Co.	21	2,008
Celgene Corp. (c)	23	2,703
Chemed Corp.	6	489
CR Bard Inc.	17	1,671
Cyberonics Inc. (c)	9	414
Gilead Sciences Inc. (c)	84	4,094
GlaxoSmithKline Plc	90	2,101
Haemonetics Corp. (c)	16	686
Hanger Orthopedic Group Inc. (c)	11	344
ICU Medical Inc. (c)	5	274
Life Technologies Corp. (c)	9	605
Merck & Co. Inc.	38	1,684
MWI Veterinary Supply Inc. (c)	4	544
Mylan Inc. (c)	22	642
Neogen Corp. (c)	8	377
PAREXEL International Corp. (c)	19	736
Regeneron Pharmaceuticals Inc. (c)	16	2,750
West Pharmaceutical Services Inc.	11	707
		31,558
INDUSTRIALS - 11.0%
Acuity Brands Inc.	7	483
Aegion Corp. (c)	13	290
Allegiant Travel Co.	6	546
American Railcar Industries Inc.	7	316
AO Smith Corp.	6	474
AZZ Inc.	8	387
Beacon Roofing Supply Inc. (c) (d)	15	584
Belden Inc.	14	723
Briggs & Stratton Corp.	15	372
CAI International Inc. (c)	7	199
Canadian Pacific Railway Ltd.	29	3,752
Cintas Corp.	39	1,741
Deluxe Corp.	16	668
Eaton Corp. Plc	29	1,762
Encore Capital Group Inc. (c) (d)	8	238
EnerSys (c)	15	700
Flowserve Corp.	19	3,248
Franklin Electric Co. Inc.	15	504
General Electric Co.	74	1,702
Geo Group Inc.	20	734
Great Lakes Dredge & Dock Corp.	19	127
Illinois Tool Works Inc.	27	1,624
InnerWorkings Inc. (c) (d)	16	240
Interface Inc.	21	404
Lindsay Corp. (d)	4	358
Macquarie Infrastructure Co. LLC	23	1,265
MasTec Inc. (c)	25	728
Northrop Grumman Systems Corp.	23	1,644
Republic Services Inc. - Class A	54	1,777
Steelcase Inc. - Class A	27	396
TriMas Corp. (c)	13	407
		28,393
INFORMATION TECHNOLOGY - 17.1%
ACI Worldwide Inc. (c)	12	610
Akamai Technologies Inc. (c)	10	341
Badger Meter Inc.	5	244
Blucora Inc. (c) (d)	13	200
Cadence Design Systems Inc. (c)	46	635
Cisco Systems Inc.	199	4,158
Electronics for Imaging Inc. (c)	15	377
Equinix Inc. (c)	3	572
FEI Co.	12	778
Google Inc. - Class A (c)	5	4,353
Ixia (c)	23	503
Littelfuse Inc.	7	508
Manhattan Associates Inc. (c)	13	945
MasterCard Inc. - Class A	3	1,788
MAXIMUS Inc.	11	864
Monolithic Power Systems Inc.	11	274
NetScout Systems Inc. (c)	13	328
Oracle Corp.	117	3,792
QUALCOMM Inc.	63	4,197
Rackspace Hosting Inc. (c)	22	1,131
RealD Inc. (c) (d)	16	206
Seagate Technology	126	4,593
Sourcefire Inc. (c)	10	591
SPS Commerce Inc. (c)	5	200
TiVo Inc. (c)	39	486
Trimble Navigation Ltd. (c)	41	1,238
Tyler Technologies Inc. (c)	10	624
Ultratech Inc. (c)	9	356
Veeco Instruments Inc. (c) (d)	12	475
Visa Inc. - Class A	26	4,346
Western Digital Corp.	13	667
Yahoo! Inc. (c)	147	3,465
		43,845
MATERIALS - 4.9%
CF Industries Holdings Inc.	8	1,538
Eagle Materials Inc.	8	531
FMC Corp.	28	1,579
HB Fuller Co.	16	622
Kaiser Aluminum Corp.	6	396
KapStone Paper and Packaging Corp.	15	412
Louisiana-Pacific Corp. (c)	23	487
Metals USA Holdings Corp.	12	244
Minerals Technologies Inc.	11	469
PPG Industries Inc.	25	3,413
Rangold Resources Ltd. - ADR (d)	5	430
Sherwin-Williams Co.	11	1,780
Worthington Industries Inc.	22	686
		12,587

See accompanying Notes to Schedules of Investments.

	Shares	Value
TELECOMMUNICATION SERVICES - 4.5%
CenturyLink Inc.	40	1,388
Cogent Communications Group Inc.	16	416
Deutsche Telekom AG	173	1,830
France Telecom SA	175	1,777
TeliaSonera AB	291	2,077
Vivendi SA	88	1,817
Vodafone Group Plc	785	2,227
		11,532
UTILITIES - 10.0%
American States Water Co.	6	353
E.ON SE	106	1,856
Electricite de France SA	105	2,018
FirstEnergy Corp.	37	1,574
GDF Suez	94	1,803
Integrys Energy Group Inc.	30	1,745
National Grid Plc	170	1,973
NextEra Energy Inc.	22	1,747
NiSource Inc.	63	1,835
PG&E Corp.	39	1,724
Pinnacle West Capital Corp.	31	1,795
Public Service Enterprise Group Inc.	51	1,749
RWE AG	47	1,755
SCANA Corp.	34	1,747
Scottish & Southern Energy Plc	84	1,903
		25,577
Total Common Stocks (cost $234,710)		256,805

SHORT TERM INVESTMENTS - 3.5%
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	9,088	9,088
Total Short Term Investments (cost $9,088)		9,088
Total Investments - 103.5% (cost $243,798)		265,893
Other Assets and Liabilities, Net - (3.5%)		(8,932)
Total Net Assets - 100.0%		$256,961

JNL/Mellon Capital Management Communications Sector Fund

COMMON STOCKS - 99.6%
FINANCIALS - 4.5%
Leucadia National Corp.	171	$4,697

TELECOMMUNICATION SERVICES - 95.1%
AT&T Inc.	762	27,971
CenturyLink Inc.	125	4,393
Crown Castle International Corp. (c)	70	4,903
Frontier Communications Corp. (d)	1,049	4,177
Level 3 Communications Inc. (c) (d)	155	3,145
MetroPCS Communications Inc. (c)	327	3,564
NII Holdings Inc. - Class B (c) (d)	99	427
SBA Communications Corp. (c)	66	4,759
Sprint Nextel Corp. (c)	835	5,182
Telephone & Data Systems Inc.	101	2,135
tw telecom inc. (c)	161	4,056
Verizon Communications Inc.	602	29,582
Windstream Corp. (d)	482	3,829
		98,123
Total Common Stocks (cost $90,242)		102,820

SHORT TERM INVESTMENTS - 11.1%
Investment Company - 0.6%
JNL Money Market Fund, 0.03% (a) (b)	609	609

Securities Lending Collateral - 10.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	10,838	10,838
Total Short Term Investments (cost $11,447)		11,447
Total Investments - 110.7% (cost $101,689)		114,267
Other Assets and Liabilities, Net - (10.7%)		(11,038)
Total Net Assets - 100.0%		$103,229

JNL/Mellon Capital Management Consumer Brands Sector Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 74.0%
Aaron’s Inc.	10	$279
Abercrombie & Fitch Co. - Class A	11	501
Advance Auto Parts Inc.	10	829
Aeropostale Inc. (c)	12	158
Amazon.com Inc. (c)	50	13,339
AMC Networks Inc. - Class A (c)	8	499
American Eagle Outfitters Inc.	25	461
Ann Inc. (c)	7	196
Apollo Group Inc. - Class A (c)	13	233
Arbitron Inc.	4	164
Ascena Retail Group Inc. (c)	17	315
AutoNation Inc. (c)	5	236
AutoZone Inc. (c)	5	1,993
Bally Technologies Inc. (c) (d)	6	292
Bed Bath & Beyond Inc. (c)	31	1,995
Best Buy Co. Inc.	36	807
Big Lots Inc. (c)	8	276
Bob Evans Farms Inc.	4	176
Brinker International Inc.	10	372
Buckle Inc. (d)	4	171
Cabela’s Inc. - Class A (c)	6	377
Cablevision Systems Corp. - Class A	29	440
Carmax Inc. (c)	32	1,322
Carnival Corp.	61	2,087
CBS Corp. - Class B	81	3,768
Charter Communications Inc. - Class A (c)	12	1,201
Cheesecake Factory Inc. (d)	7	255
Chico’s FAS Inc.	23	384
Childrens Place Retail Stores Inc. (c)	3	148
Chipotle Mexican Grill Inc. - Class A (c)	4	1,390
Choice Hotels International Inc. (d)	4	152
Cinemark Holdings Inc.	14	412
Comcast Corp. - Class A	363	15,262
Cracker Barrel Old Country Store Inc.	3	264
Darden Restaurants Inc.	18	915
DeVry Inc. (d)	8	247
Dick’s Sporting Goods Inc.	13	636
Dillard’s Inc. - Class A	4	330
DIRECTV (c)	79	4,473
Discovery Communications Inc. - Class A (c)	34	2,666
DISH Network Corp. - Class A	28	1,072
Dollar General Corp. (c)	36	1,822
Dollar Tree Inc. (c)	31	1,507
Domino’s Pizza Inc.	8	394
DreamWorks Animation SKG Inc. - Class A (c) (d)	10	186

See accompanying Notes to Schedules of Investments.

	Shares	Value
DSW Inc. - Class A	4	278
Dunkin’ Brands Group Inc.	10	370
Expedia Inc.	13	760
Express Inc. (c)	12	217
Family Dollar Stores Inc.	13	777
Foot Locker Inc.	20	699
GameStop Corp. - Class A (d)	17	464
Gannett Co. Inc.	31	688
Gap Inc.	41	1,441
Genesco Inc. (c)	3	199
GNC Holdings Inc. - Class A	10	396
Group 1 Automotive Inc.	3	176
Guess? Inc. (d)	9	215
H&R Block Inc.	38	1,106
Hillenbrand Inc.	9	230
Home Depot Inc.	206	14,360
HSN Inc.	5	269
Hyatt Hotels Corp. - Class A (c)	8	331
International Game Technology	36	602
Interpublic Group of Cos. Inc.	58	757
J.C. Penney Co. Inc. (d)	20	295
Jack in the Box Inc. (c)	6	206
John Wiley & Sons Inc. - Class A	7	258
Kohl’s Corp.	29	1,337
L Brands Inc.	33	1,464
Lamar Advertising Co. - Class A (c)	7	361
Las Vegas Sands Corp.	49	2,755
Liberty Global Inc. - Class A (c) (d)	33	2,433
Liberty Interactive Corp. (c)	71	1,516
Liberty Media Corp. - Class A (c)	15	1,706
Liberty Ventures - Class A (c)	4	291
Life Time Fitness Inc. (c)	5	234
Live Nation Inc. (c)	19	237
Lowe’s Cos. Inc.	153	5,799
Macy’s Inc.	54	2,265
Madison Square Garden Inc. - Class A (c)	8	483
Marriott International Inc. - Class A	33	1,408
Marriott Vacations Worldwide Corp. (c)	4	171
McDonald’s Corp.	138	13,760
Men’s Wearhouse Inc.	7	232
Meredith Corp. (d)	5	184
MGM Resorts International (c)	51	670
Morningstar Inc.	3	213
Netflix Inc. (c)	8	1,453
New York Times Co. - Class A (c)	17	168
News Corp. - Class A	275	8,405
Nordstrom Inc.	21	1,140
O’Reilly Automotive Inc. (c)	15	1,580
Omnicom Group Inc.	36	2,113
Orient-Express Hotels Ltd. - Class A (c)	12	118
Panera Bread Co. - Class A (c)	4	628
Papa John’s International Inc. (c)	2	145
Penn National Gaming Inc. (c)	9	498
PetSmart Inc.	15	914
Pier 1 Imports Inc.	15	354
Priceline.com Inc. (c)	7	4,729
Regal Entertainment Group - Class A (d)	11	176
Regis Corp. (d)	7	135
Rent-A-Center Inc.	8	297
Ross Stores Inc.	30	1,846
Royal Caribbean Cruises Ltd.	20	658
Saks Inc. (c) (d)	14	157
Sally Beauty Holdings Inc. (c)	21	617
Scripps Networks Interactive Inc. - Class A	12	765
Sears Holdings Corp. (c) (d)	5	251
Service Corp. International	29	488
Shutterfly Inc. (c)	4	184
Signet Jewelers Ltd. (d)	11	740
Sirius XM Radio Inc. (d)	437	1,345
Six Flags Entertainment Corp.	7	521
Sotheby’s - Class A	9	343
Staples Inc. (d)	92	1,239
Starbucks Corp.	103	5,881
Starwood Hotels & Resorts Worldwide Inc.	27	1,691
Starz - Liberty Capital - Class A (c)	15	337
Target Corp.	90	6,137
Tiffany & Co. (d)	16	1,135
Time Warner Cable Inc.	41	3,915
Time Warner Inc.	129	7,419
TJX Cos. Inc.	101	4,699
Tractor Supply Co.	10	996
TripAdvisor Inc. (c)	15	792
Ulta Salon Cosmetics & Fragrance Inc.	8	659
Urban Outfitters Inc. (c)	15	581
Vail Resorts Inc. (d)	5	320
Valassis Communications Inc. (d)	6	173
Viacom Inc. - Class B	62	3,847
Vitamin Shoppe Inc. (c)	4	210
Walt Disney Co.	249	14,115
Washington Post Co. - Class B	1	283
Weight Watchers International Inc. (d)	4	154
Wendy’s Co. (d)	39	219
Williams-Sonoma Inc.	12	605
WMS Industries Inc. (c)	8	202
Wyndham Worldwide Corp.	19	1,198
Wynn Resorts Ltd.	11	1,368
Yum! Brands Inc.	62	4,470
		221,028
CONSUMER STAPLES - 16.1%
Casey’s General Stores Inc.	5	306
Costco Wholesale Corp.	60	6,368
CVS Caremark Corp.	170	9,322
Harris Teeter Supermarkets Inc.	7	290
Kroger Co.	71	2,353
Rite Aid Corp. (c)	96	183
Safeway Inc. (d)	33	864
Sysco Corp.	81	2,845
The Fresh Market Inc. (c) (d)	6	240
United Natural Foods Inc. (c)	7	330
Wal-Mart Stores Inc.	230	17,225
Walgreen Co.	119	5,650
Whole Foods Market Inc.	24	2,048
		48,024
HEALTH CARE - 2.7%
AmerisourceBergen Corp.	32	1,639
Cardinal Health Inc.	47	1,943
Chemed Corp.	3	219
McKesson Corp.	32	3,455
Omnicare Inc.	15	594
VCA Antech Inc. (c)	12	283
		8,133
INDUSTRIALS - 3.5%
Alaska Air Group Inc. (c)	10	618
Avis Budget Group Inc. (c)	15	409
Beacon Roofing Supply Inc. (c)	7	254
Copart Inc. (c)	14	495
Delta Air Lines Inc. (c)	117	1,925
Dun & Bradstreet Corp. (d)	6	487
Hertz Global Holdings Inc. (c)	52	1,160
IHS Inc. - Class A (c)	7	727
JetBlue Airways Corp. (c) (d)	30	209
Nielsen Holdings NV (d)	23	824
Rollins Inc.	9	226

See accompanying Notes to Schedules of Investments.

	Shares	Value
Southwest Airlines Co.	99	1,340
United Continental Holdings Inc. (c)	45	1,448
US Airways Group Inc. (c) (d)	22	368
		10,490
INFORMATION TECHNOLOGY - 3.4%
Acxiom Corp. (c)	10	206
Dolby Laboratories Inc. - Class A (d)	7	221
eBay Inc. (c)	161	8,713
FactSet Research Systems Inc. (d)	6	516
OpenTable Inc. (c) (d)	3	192
ValueClick Inc. (c)	10	284
		10,132
Total Common Stocks (cost $244,933)		297,807

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 0.7%
JNL Money Market Fund, 0.03% (a) (b)	2,042	2,042

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	10,532	10,532
Total Short Term Investments (cost $12,574)		12,574
Total Investments - 103.9% (cost $257,507)		310,381
Other Assets and Liabilities, Net - (3.9%)		(11,733)
Total Net Assets - 100.0%		$298,648

JNL/Mellon Capital Management Financial Sector Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 0.6%
McGraw-Hill Cos. Inc.	29	$1,536
Ryman Hospitality Properties (d)	6	268
		1,804
FINANCIALS - 93.5%
ACE Ltd.	36	3,177
Affiliated Managers Group Inc. (c)	5	834
AFLAC Inc.	49	2,562
Alexander & Baldwin Inc. (c)	5	165
Alexandria Real Estate Equities Inc.	7	470
Alleghany Corp. (c)	2	694
Allied World Assurance Co. Holdings Ltd.	4	346
Allstate Corp.	50	2,467
American Campus Communities Inc.	11	495
American Capital Agency Corp.	41	1,349
American Express Co.	101	6,803
American Financial Group Inc.	8	370
American International Group Inc. (c)	155	6,015
American Tower Corp.	41	3,168
Ameriprise Financial Inc.	21	1,583
Annaly Capital Management Inc.	103	1,636
Aon Plc - Class A	33	2,020
Apartment Investment & Management Co. - Class A	15	455
Arch Capital Group Ltd. (c)	14	725
Argo Group International Holdings Ltd.	2	102
ARMOUR Residential REIT Inc. (d)	38	247
Arthur J Gallagher & Co.	14	559
Aspen Insurance Holdings Ltd.	7	276
Associated Bancorp	17	263
Assurant Inc.	8	360
Assured Guaranty Ltd.	20	415
AvalonBay Communities Inc.	12	1,523
Axis Capital Holdings Ltd.	12	497
BancorpSouth Inc.	9	149
Bank of America Corp.	1,134	13,814
Bank of Hawaii Corp. (d)	5	243
Bank of New York Mellon Corp. (a)	121	3,394
BB&T Corp.	74	2,314
Berkshire Hathaway Inc. - Class B (c)	191	19,915
BioMed Realty Trust Inc.	17	374
BlackRock Inc.	13	3,367
BOK Financial Corp.	3	178
Boston Properties Inc.	16	1,619
Brandywine Realty Trust	15	229
BRE Properties Inc. - Class A	8	381
Brown & Brown Inc.	12	390
Camden Property Trust	9	598
Capital One Financial Corp.	61	3,335
CapitalSource Inc.	22	209
Capitol Federal Financial Inc.	15	182
Cash America International Inc.	3	152
Cathay General Bancorp	8	159
CBL & Associates Properties Inc.	17	399
CBOE Holdings Inc.	9	341
CBRE Group Inc. - Class A (c)	31	787
Charles Schwab Corp.	116	2,050
Chimera Investment Corp.	104	333
Chubb Corp.	27	2,406
Cincinnati Financial Corp.	15	714
CIT Group Inc. (c)	21	900
Citigroup Inc.	319	14,091
City National Corp. (d)	5	291
CME Group Inc.	32	1,987
CNO Financial Group Inc.	23	262
Colonial Properties Trust	9	202
Comerica Inc.	19	695
Commerce Bancshares Inc.	8	325
CommonWealth REIT	12	265
Corporate Office Properties Trust	9	231
Cullen/Frost Bankers Inc. (d)	6	395
CYS Investments Inc.	18	215
DCT Industrial Trust Inc.	27	203
DDR Corp.	25	434
DiamondRock Hospitality Co.	20	188
Digital Realty Trust Inc. (d)	13	891
Discover Financial Services	52	2,340
Douglas Emmett Inc.	13	329
Duke Realty Corp.	33	560
DuPont Fabros Technology Inc. (d)	7	160
E*TRADE Financial Corp. (c)	31	334
East West Bancorp Inc.	14	371
EastGroup Properties Inc.	3	185
Eaton Vance Corp.	12	491
Endurance Specialty Holdings Ltd.	5	222
EPR Properties	5	246
Equity Lifestyle Properties Inc.	4	302
Equity Residential	34	1,861
Erie Indemnity Co. - Class A	3	206
Essex Property Trust Inc. (d)	4	612
Everest Re Group Ltd.	5	687
Extra Space Storage Inc.	10	410
EZCorp Inc. - Class A (c)	5	111
Federal Realty Investment Trust	7	749
Federated Investors Inc. - Class B (d)	10	235
Fidelity National Financial Inc. - Class A	23	582
Fifth Third Bancorp	93	1,509
First American Financial Corp.	11	288
First Financial Bankshares Inc. (d)	3	158

See accompanying Notes to Schedules of Investments.

	Shares	Value
First Horizon National Corp.	25	268
First Niagara Financial Group Inc.	36	318
First Republic Bank	7	279
FirstMerit Corp. (d)	12	196
FNB Corp.	15	184
Forest City Enterprises Inc. - Class A (c)	14	246
Franklin Resources Inc.	15	2,196
Franklin Street Properties Corp.	8	116
Fulton Financial Corp.	21	244
General Growth Properties Inc.	47	929
Genworth Financial Inc. - Class A (c)	52	517
Glacier Bancorp Inc.	7	136
Goldman Sachs Group Inc.	46	6,756
Greenhill & Co. Inc. (d)	3	142
Hancock Holding Co.	9	277
Hanover Insurance Group Inc.	5	238
Hartford Financial Services Group Inc.	46	1,193
Hatteras Financial Corp.	10	271
HCC Insurance Holdings Inc.	10	434
HCP Inc.	48	2,381
Health Care REIT Inc.	28	1,869
Healthcare Realty Trust Inc.	9	264
Highwoods Properties Inc.	8	327
Home Properties Inc. (d)	5	344
Hospitality Properties Trust	13	344
Host Hotels & Resorts Inc.	75	1,319
Howard Hughes Corp. (c)	3	252
Hudson City Bancorp Inc.	50	432
Huntington Bancshares Inc.	87	641
IberiaBank Corp.	3	152
IntercontinentalExchange Inc. (c) (d)	8	1,255
International Bancshares Corp.	5	111
Invesco Ltd.	47	1,351
Invesco Mortgage Capital Inc.	13	289
Janus Capital Group Inc. (d)	19	179
Jones Lang LaSalle Inc.	4	446
JPMorgan Chase & Co.	401	19,035
Kemper Corp.	5	176
KeyCorp	95	948
Kilroy Realty Corp.	8	399
Kimco Realty Corp.	42	941
LaSalle Hotel Properties	10	254
Legg Mason Inc. (d)	12	389
Lexington Realty Trust (d)	17	205
Liberty Property Trust (d)	12	491
Lincoln National Corp.	28	912
Loews Corp.	33	1,443
M&T Bank Corp. (d)	13	1,335
Macerich Co.	14	918
Mack-Cali Realty Corp.	9	252
Markel Corp. (c) (d)	1	479
Marsh & McLennan Cos. Inc.	58	2,194
MB Financial Inc.	6	139
MBIA Inc. (c) (d)	15	156
Medical Properties Trust Inc.	17	265
Mercury General Corp.	4	134
MetLife Inc.	115	4,368
MFA Financial Inc.	37	344
Mid-America Apartment Communities Inc.	5	311
Montpelier Re Holdings Ltd.	6	157
Moody’s Corp.	20	1,071
Morgan Stanley	143	3,146
MSCI Inc. - Class A (c)	12	422
NASDAQ OMX Group Inc.	12	390
National Penn Bancshares Inc.	13	138
National Retail Properties Inc. (d)	12	438
New York Community Bancorp Inc. (d)	45	653
Northern Trust Corp.	23	1,257
NYSE Euronext	25	968
Ocwen Financial Corp. (c)	12	450
Old National Bancorp	11	152
Old Republic International Corp.	25	316
Omega Healthcare Investors Inc. (d)	11	343
PacWest Bancorp (d)	4	105
Park National Corp. (d)	1	98
PartnerRe Ltd.	6	591
People’s United Financial Inc.	35	469
Piedmont Office Realty Trust Inc. - Class A	17	339
Platinum Underwriters Holdings Ltd.	4	197
Plum Creek Timber Co. Inc.	17	873
PNC Financial Services Group Inc.	56	3,694
Popular Inc. (c)	11	300
Portfolio Recovery Associates Inc. (c)	2	226
Post Properties Inc.	6	261
Potlatch Corp.	4	184
Principal Financial Group Inc.	28	967
PrivateBancorp Inc.	6	116
ProAssurance Corp.	6	307
Progressive Corp.	58	1,454
ProLogis Inc.	49	1,952
Prosperity Bancshares Inc.	4	206
Protective Life Corp.	8	288
Prudential Financial Inc.	49	2,886
Public Storage	15	2,315
Raymond James Financial Inc.	12	534
Rayonier Inc.	13	793
Realogy Holdings Corp. (c)	5	247
Realty Income Corp. (d)	21	935
Redwood Trust Inc.	9	204
Regency Centers Corp.	9	499
Regions Financial Corp.	150	1,226
Reinsurance Group of America Inc.	8	455
RenaissanceRe Holdings Ltd.	5	451
RLI Corp.	2	134
RLJ Lodging Trust	11	254
SEI Investments Co.	14	400
Selective Insurance Group	6	141
Senior Housing Properties Trust	20	526
Signature Bank (c)	5	374
Silver Bay Realty Trust Corp.	2	32
Simon Property Group Inc.	33	5,222
SL Green Realty Corp.	9	816
SLM Corp.	47	957
Sovran Self Storage Inc.	3	210
St. Joe Co. (c) (d)	9	201
StanCorp Financial Group Inc.	5	197
Starwood Property Trust Inc.	14	387
State Street Corp.	48	2,841
Stifel Financial Corp. (c)	6	198
Sunstone Hotel Investors Inc. (c)	17	207
SunTrust Banks Inc.	57	1,640
Susquehanna Bancshares Inc.	19	235
SVB Financial Group (c)	5	332
Synovus Financial Corp. (d)	84	234
T. Rowe Price Group Inc.	27	2,028
Tanger Factory Outlet Centers Inc.	10	350
Taubman Centers Inc.	7	505
TCF Financial Corp.	17	247
TD Ameritrade Holding Corp.	24	496
Texas Capital Bancshares Inc. (c)	4	162
TFS Financial Corp. (c)	8	90
Torchmark Corp.	10	577
Travelers Cos. Inc.	39	3,317
Trustmark Corp. (d)	7	182
Two Harbors Investment Corp.	31	394
U.S. Bancorp	196	6,634

See accompanying Notes to Schedules of Investments.

	Shares	Value
UDR Inc.	26	624
UMB Financial Corp.	4	172
Umpqua Holdings Corp.	11	144
United Bankshares Inc. (d)	5	134
Unum Group	28	786
Validus Holdings Ltd.	10	389
Valley National Bancorp (d)	21	217
Ventas Inc.	31	2,252
Vornado Realty Trust	18	1,498
Waddell & Reed Financial Inc. - Class A	9	391
Washington Federal Inc.	11	197
Washington REIT	7	190
Webster Financial Corp.	9	209
Weingarten Realty Investors	12	364
Wells Fargo & Co.	514	19,001
Westamerica Bancorp (d)	3	123
Weyerhaeuser Co.	58	1,806
White Mountains Insurance Group Ltd.	1	329
Willis Group Holdings Plc	18	714
Wintrust Financial Corp. (d)	4	132
WP Carey Inc. (d)	6	417
WR Berkley Corp.	11	510
XL Group Plc	30	921
Zions Bancorp	19	484
		290,712
INDUSTRIALS - 0.5%
Corrections Corp. of America	11	425
Equifax Inc.	12	712
Geo Group Inc.	8	297
		1,434
INFORMATION TECHNOLOGY - 5.2%
MasterCard Inc. - Class A	11	5,997
Visa Inc. - Class A	54	9,186
Western Union Co.	59	882
		16,065
Total Common Stocks (cost $257,963)		310,015

SHORT TERM INVESTMENTS - 4.1%
Investment Company - 1.1%
JNL Money Market Fund, 0.03% (a) (b)	3,558	3,558

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	9,436	9,436
Total Short Term Investments (cost $12,994)		12,994
Total Investments - 103.9% (cost $270,957)		323,009
Other Assets and Liabilities, Net - (3.9%)		(12,222)
Total Net Assets - 100.0%		$310,787

JNL/Mellon Capital Management Healthcare Sector Fund

COMMON STOCKS - 99.4%
HEALTH CARE - 99.3%
Abbott Laboratories	479	$16,929
AbbVie Inc.	482	19,674
Acorda Therapeutics Inc. (c)	13	415
Actavis Inc. (c)	39	3,613
Aetna Inc.	100	5,103
Alere Inc. (c)	23	600
Alexion Pharmaceuticals Inc. (c)	59	5,476
Align Technology Inc. (c)	23	758
Alkermes Plc (c)	38	891
Allergan Inc.	94	10,470
Amgen Inc.	228	23,420
Arena Pharmaceuticals Inc. (c) (d)	67	551
Ariad Pharmaceuticals Inc. (c)	57	1,027
Baxter International Inc.	167	12,096
Becton Dickinson & Co.	59	5,646
Bio-Rad Laboratories Inc. - Class A (c)	6	779
Biogen Idec Inc. (c)	72	13,907
BioMarin Pharmaceutical Inc. (c)	39	2,403
Boston Scientific Corp. (c)	412	3,218
Bristol-Myers Squibb Co.	500	20,586
Brookdale Senior Living Inc. (c)	30	832
CareFusion Corp. (c)	68	2,390
Celgene Corp. (c)	128	14,809
Centene Corp. (c)	16	712
Cepheid Inc. (c) (d)	20	776
Charles River Laboratories International Inc. (c)	14	640
CIGNA Corp.	87	5,429
Community Health Systems Inc.	28	1,340
Cooper Cos. Inc.	15	1,594
Covance Inc. (c)	17	1,256
Coventry Health Care Inc.	41	1,946
Covidien Plc	144	9,764
CR Bard Inc.	23	2,358
Cubist Pharmaceuticals Inc. (c)	20	939
DaVita HealthCare Partners Inc. (c)	26	3,071
Dentsply International Inc.	43	1,845
Edwards Lifesciences Corp. (c)	35	2,865
Eli Lilly & Co.	305	17,301
Endo Pharmaceuticals Holdings Inc. (c)	35	1,077
Express Scripts Holding Co. (c)	250	14,397
Forest Laboratories Inc. (c)	72	2,735
Gilead Sciences Inc. (c)	465	22,738
Haemonetics Corp. (c)	16	661
HCA Holdings Inc.	75	3,042
Health Management Associates Inc. - Class A (c)	79	1,016
Health Net Inc. (c)	24	693
HealthSouth Corp. (c) (d)	29	775
Henry Schein Inc. (c)	27	2,489
Hill-Rom Holdings Inc.	19	660
HMS Holdings Corp. (c)	27	725
Hologic Inc. (c)	82	1,856
Hospira Inc. (c)	51	1,690
Humana Inc.	49	3,358
Idexx Laboratories Inc. (c)	17	1,558
Illumina Inc. (c) (d)	38	2,055
Impax Laboratories Inc. (c)	19	290
Incyte Corp. (c) (d)	41	962
Intuitive Surgical Inc. (c)	12	6,002
Isis Pharmaceuticals Inc. (c) (d)	32	543
Jazz Pharmaceuticals Plc (c)	15	854
Johnson & Johnson	854	69,611
Laboratory Corp. of America Holdings (c)	29	2,580
Life Technologies Corp. (c)	53	3,412
LifePoint Hospitals Inc. (c)	14	675
Magellan Health Services Inc. (c)	9	411
Masimo Corp.	16	321
Medivation Inc. (c)	23	1,061
MEDNAX Inc. (c)	15	1,354
Medtronic Inc.	309	14,491
Merck & Co. Inc.	923	40,823
Mylan Inc. (c)	120	3,478
Myriad Genetics Inc. (c)	26	652
Nektar Therapeutics (c) (d)	37	406
Onyx Pharmaceuticals Inc. (c)	22	1,964

See accompanying Notes to Schedules of Investments.

	Shares	Value
Owens & Minor Inc. (d)	20	637
PAREXEL International Corp. (c)	18	731
Patterson Cos. Inc.	25	967
PDL BioPharma Inc. (d)	45	330
Perrigo Co.	27	3,218
Pfizer Inc.	2,196	63,370
Pharmacyclics Inc. (c)	16	1,248
Quest Diagnostics Inc.	49	2,740
Questcor Pharmaceuticals Inc. (d)	18	588
Regeneron Pharmaceuticals Inc. (c)	23	4,135
ResMed Inc. (d)	44	2,041
Salix Pharmaceuticals Ltd. (c)	16	816
Seattle Genetics Inc. (c) (d)	31	1,112
Sirona Dental Systems Inc. (c)	17	1,285
St. Jude Medical Inc.	87	3,510
STERIS Corp.	18	742
Stryker Corp.	88	5,744
Techne Corp.	11	721
Teleflex Inc.	12	1,046
Tenet Healthcare Corp. (c)	32	1,536
Theravance Inc. (c) (d)	21	505
Thermo Fisher Scientific Inc.	109	8,338
Thoratec Corp. (c)	17	647
United Therapeutics Corp. (c)	14	850
UnitedHealth Group Inc.	313	17,894
Universal Health Services Inc. - Class B	27	1,743
Varian Medical Systems Inc. (c)	33	2,407
Vertex Pharmaceuticals Inc. (c)	67	3,680
ViroPharma Inc. (c)	20	514
Vivus Inc. (c) (d)	31	336
Volcano Corp. (c) (d)	17	372
Warner Chilcott Plc - Class A	54	730
Waters Corp. (c)	27	2,495
WellCare Health Plans Inc. (c)	14	787
WellPoint Inc.	93	6,132
West Pharmaceutical Services Inc.	11	682
Zimmer Holdings Inc.	51	3,872
Zoetis Inc. - Class A (c)	26	862
		578,207
INDUSTRIALS - 0.1%
Healthcare Services Group Inc.	22	554
Total Common Stocks (cost $452,673)		578,761

SHORT TERM INVESTMENTS - 2.2%
Investment Company - 0.6%
JNL Money Market Fund, 0.03% (a) (b)	3,399	3,399

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	9,592	9,592
Total Short Term Investments (cost $12,991)		12,991
Total Investments - 101.6% (cost $465,664)		591,752
Other Assets and Liabilities, Net - (1.6%)		(9,284)
Total Net Assets - 100.0%		$582,468

JNL/Mellon Capital Management Oil & Gas Sector Fund

COMMON STOCKS - 99.8%
ENERGY - 99.1%
Anadarko Petroleum Corp.	302	$26,411
Apache Corp.	237	18,285
Atwood Oceanics Inc. (c)	36	1,909
Baker Hughes Inc.	269	12,496
Berry Petroleum Co. - Class A	29	1,334
Bristow Group Inc.	23	1,532
Cabot Oil & Gas Corp. - Class A	129	8,725
Cameron International Corp. (c)	151	9,820
CARBO Ceramics Inc. (d)	13	1,142
Cheniere Energy Inc. (c)	137	3,831
Chesapeake Energy Corp. (d)	318	6,492
Chevron Corp.	1,138	135,213
Cimarex Energy Co.	53	4,018
Cobalt International Energy Inc. (c)	111	3,142
Concho Resources Inc. (c)	64	6,229
ConocoPhillips	700	42,092
Continental Resources Inc. (c)	36	3,150
Core Laboratories NV	28	3,921
Denbury Resources Inc. (c)	235	4,385
Devon Energy Corp.	229	12,912
Diamond Offshore Drilling Inc. (d)	43	2,986
Dresser-Rand Group Inc. (c)	47	2,915
Dril-Quip Inc. (c)	23	2,012
Energen Corp.	46	2,403
Ensco Plc - Class A	142	8,537
EOG Resources Inc.	164	21,010
EQT Corp.	92	6,236
EXCO Resources Inc. (d)	96	682
Exterran Holdings Inc. (c)	42	1,124
Exxon Mobil Corp.	2,695	242,863
FMC Technologies Inc. (c)	144	7,851
Gulfport Energy Corp. (c)	43	1,983
Halliburton Co.	563	22,751
Helix Energy Solutions Group Inc. (c)	64	1,455
Helmerich & Payne Inc.	66	3,980
Hess Corp.	180	12,898
HollyFrontier Corp.	124	6,401
Key Energy Services Inc. (c)	104	842
Kinder Morgan Inc.	382	14,790
Kodiak Oil & Gas Corp. (c)	170	1,545
Lufkin Industries Inc. (d)	22	1,448
Marathon Oil Corp.	429	14,454
Marathon Petroleum Corp.	205	18,388
McDermott International Inc. (c)	151	1,659
McMoRan Exploration Co. (c) (d)	67	1,092
Murphy Oil Corp.	112	7,141
Nabors Industries Ltd.	181	2,944
National Oilwell Varco Inc.	258	18,270
Newfield Exploration Co. (c)	86	1,923
Noble Corp.	154	5,874
Noble Energy Inc.	109	12,601
Oasis Petroleum Inc. (c)	45	1,726
Occidental Petroleum Corp.	488	38,272
Oceaneering International Inc.	67	4,462
Oil States International Inc. (c)	35	2,851
Patterson-UTI Energy Inc.	96	2,280
Phillips 66	354	24,747
Pioneer Natural Resources Co.	80	9,991
Plains Exploration & Production Co. (c)	80	3,785
QEP Resources Inc.	111	3,545
Range Resources Corp.	99	8,037
Rosetta Resources Inc. (c)	34	1,608
Rowan Cos. Plc - Class A (c)	78	2,746
SandRidge Energy Inc. (c) (d)	228	1,203
Schlumberger Ltd.	769	57,612
SEACOR Holdings Inc.	13	994
SemGroup Corp. - Class A (c)	27	1,404
SM Energy Co.	41	2,434
Southwestern Energy Co. (c)	215	8,014
Superior Energy Services Inc. (c)	100	2,591

See accompanying Notes to Schedules of Investments.

	Shares	Value
Tesoro Corp.	85	4,975
Tidewater Inc. (d)	32	1,603
Transocean Ltd. (c)	219	11,393
Ultra Petroleum Corp. (c)	97	1,946
Unit Corp. (c)	29	1,300
Valero Energy Corp.	335	15,232
Weatherford International Ltd. (c)	469	5,688
Western Refining Inc. (d)	37	1,326
Whiting Petroleum Corp. (c)	72	3,664
Williams Cos. Inc.	413	15,457
WPX Energy Inc. (c)	127	2,028
		1,001,011
INDUSTRIALS - 0.2%
Chart Industries Inc. (c)	19	1,545

INFORMATION TECHNOLOGY - 0.1%
First Solar Inc. (c) (d)	40	1,071

UTILITIES - 0.4%
OGE Energy Corp.	61	4,303
Total Common Stocks (cost $849,076)		1,007,930

SHORT TERM INVESTMENTS - 1.4%
Investment Company - 0.5%
JNL Money Market Fund, 0.03% (a) (b)	5,289	5,289

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	9,388	9,388
Total Short Term Investments (cost $14,677)		14,677
Total Investments - 101.2% (cost $863,753)		1,022,607
Other Assets and Liabilities, Net - (1.2%)		(12,504)
Total Net Assets - 100.0%		$1,010,103

JNL/Mellon Capital Management Technology Sector Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 0.2%
Garmin Ltd. (d)	20	$672

HEALTH CARE - 0.8%
Allscripts-Misys Healthcare Solutions Inc. (c)	32	433
athenahealth Inc. (c) (d)	7	649
Cerner Corp. (c)	27	2,582
		3,664
INDUSTRIALS - 0.1%
Pitney Bowes Inc. (d)	37	547

INFORMATION TECHNOLOGY - 98.9%
3D Systems Corp. (c) (d)	15	475
ACI Worldwide Inc. (c)	7	333
Acme Packet Inc. (c)	10	303
Adobe Systems Inc. (c)	93	4,034
ADTRAN Inc. (d)	12	227
Advanced Micro Devices Inc. (c) (d)	106	271
Akamai Technologies Inc. (c)	33	1,170
Altera Corp.	60	2,125
Amdocs Ltd.	31	1,109
Analog Devices Inc.	57	2,644
Ansys Inc. (c)	17	1,400
AOL Inc.	14	545
Apple Inc.	174	76,885
Applied Materials Inc.	221	2,985
Arris Group Inc. (c)	21	365
Aruba Networks Inc. (c) (d)	20	489
Aspen Technology Inc. (c)	17	561
Atmel Corp. (c)	82	570
Autodesk Inc. (c)	42	1,732
BMC Software Inc. (c)	24	1,132
Broadcom Corp. - Class A	97	3,374
Brocade Communications Systems Inc. (c)	82	474
CA Inc.	63	1,577
CACI International Inc. - Class A (c)	4	228
Cadence Design Systems Inc. (c)	52	720
Cavium Inc. (c) (d)	9	354
Ciena Corp. (c)	18	291
Cirrus Logic Inc. (c) (d)	12	264
Cisco Systems Inc.	983	20,554
Citrix Systems Inc. (c)	35	2,518
Cognizant Technology Solutions Corp. - Class A (c)	56	4,298
CommVault Systems Inc. (c)	8	654
Computer Sciences Corp.	29	1,419
Compuware Corp. (c)	38	472
Concur Technologies Inc. (c) (d)	8	571
Corning Inc.	273	3,642
Cree Inc. (c) (d)	22	1,178
Cymer Inc. (c)	6	551
Cypress Semiconductor Corp. (d)	24	262
Dell Inc.	270	3,869
Diebold Inc.	12	349
DST Systems Inc.	6	399
Electronics for Imaging Inc. (c)	8	191
EMC Corp. (c)	391	9,343
Equinix Inc. (c)	9	1,966
F5 Networks Inc. (c)	15	1,316
Facebook Inc. - Class A (c)	101	2,582
Fair Isaac Corp.	6	293
Fairchild Semiconductor International Inc. (c)	23	327
Finisar Corp. (c) (d)	16	212
Fortinet Inc. (c)	24	577
Fusion-io Inc. (c) (d)	12	204
Gartner Inc. - Class A (c)	17	949
Google Inc. - Class A (c)	49	39,220
Harris Corp.	21	975
Hewlett-Packard Co.	362	8,638
Hittite Microwave Corp. (c)	5	298
IAC/InterActiveCorp.	14	642
Informatica Corp. (c)	20	693
Ingram Micro Inc. - Class A (c)	28	543
Integrated Device Technology Inc. (c)	27	202
Intel Corp.	912	19,933
InterDigital Inc.	7	357
International Business Machines Corp.	194	41,340
International Rectifier Corp. (c) (d)	12	264
Intersil Corp. - Class A	23	198
Intuit Inc.	52	3,400
j2 Global Inc. (d)	8	305
JDS Uniphase Corp. (c)	43	577
Juniper Networks Inc. (c)	96	1,786
KLA-Tencor Corp.	31	1,641
Lam Research Corp. (c)	30	1,239
Lexmark International Inc. - Class A (d)	11	288
Linear Technology Corp.	43	1,659
LSI Corp. (c)	103	699
Marvell Technology Group Ltd.	86	910
Maxim Integrated Products Inc.	54	1,779
Mentor Graphics Corp. (c)	17	309
Microchip Technology Inc. (d)	36	1,327

See accompanying Notes to Schedules of Investments.

	Shares/Par	Value
Micron Technology Inc. (c)	190	1,898
MICROS Systems Inc. (c) (d)	15	664
Microsemi Corp. (c)	16	381
Microsoft Corp.	1,395	39,903
Motorola Solutions Inc.	52	3,315
NCR Corp. (c)	30	821
NetApp Inc. (c)	66	2,266
NetSuite Inc. (c)	5	408
Nuance Communications Inc. (c) (d)	46	935
Nvidia Corp.	116	1,488
ON Semiconductor Corp. (c)	84	691
Oracle Corp.	683	22,090
Plantronics Inc.	8	343
PMC - Sierra Inc. (c)	36	245
Polycom Inc. (c)	32	355
Progress Software Corp. (c)	10	220
PTC Inc. (c)	22	561
QLIK Technologies Inc. (c)	13	347
QLogic Corp. (c)	15	174
QUALCOMM Inc.	318	21,268
Rackspace Hosting Inc. (c) (d)	20	1,028
Red Hat Inc. (c)	36	1,827
RF Micro Devices Inc. (c)	52	276
Riverbed Technology Inc. (c)	30	441
Rovi Corp. (c)	19	403
SAIC Inc.	53	716
Salesforce.com Inc. (c)	25	4,479
SanDisk Corp. (c)	45	2,485
Seagate Technology	59	2,175
Semtech Corp. (c)	12	427
Silicon Laboratories Inc. (c)	7	280
Skyworks Solutions Inc. (c)	35	780
SolarWinds Inc. (c)	11	666
Solera Holdings Inc.	12	726
Symantec Corp. (c)	128	3,156
Synaptics Inc. (c)	6	240
Synopsys Inc. (c)	29	1,026
Tech Data Corp. (c)	7	314
Teradata Corp. (c)	31	1,808
Teradyne Inc. (c)	35	568
Texas Instruments Inc.	207	7,330
TIBCO Software Inc. (c)	29	579
Ultimate Software Group Inc. (c)	5	522
Unisys Corp. (c)	7	168
VeriFone Holdings Inc. (c)	19	389
VeriSign Inc. (c)	28	1,343
ViaSat Inc. (c) (d)	7	340
VMware Inc. - Class A (c)	16	1,257
Western Digital Corp.	40	2,030
Xerox Corp.	228	1,963
Xilinx Inc.	49	1,861
Yahoo! Inc. (c)	181	4,257
		438,788
Total Common Stocks (cost $382,850)		443,671

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.03% (a) (b)	355	355

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (b)	9,074	9,074
Total Short Term Investments (cost $9,429)		9,429
Total Investments - 102.1% (cost $392,279)		453,100
Other Assets and Liabilities, Net - (2.1%)		(9,201)
Total Net Assets - 100.0%		$443,899

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of March 31, 2013.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

Abbreviations:

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

NYRS – New York Registry Shares

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) TOPIC 820, “Fair Value Measurements and Disclosures” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

reorganization entitlement values.  There were no indirect observable inputs used to value Level 2 securities during the period.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of March 31, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Dow 10 Fund
Common Stocks	$510,369	$—	$—	$510,369
Short Term Investments	586	—	—	586
Fund Total	$510,955	$—	$—	$510,955
JNL/Mellon Capital Management S&P 10 Fund
Common Stocks	$263,189	$—	$—	$263,189
Short Term Investments	217	—	—	217
Fund Total	$263,406	$—	$—	$263,406
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$166,080	$265,459	$—	$431,539
Short Term Investments	100	—	—	100
Fund Total	$166,180	$265,459	$—	$431,639
JNL/Mellon Capital Management Nasdaq 25 Fund
Common Stocks	$454,418	$—	$—	$454,418
Short Term Investments	20,697	—	—	20,697
Fund Total	$475,115	$—	$—	$475,115
JNL/Mellon Capital Management Value Line 30 Fund
Common Stocks	$731,993	$—	$—	$731,993
Short Term Investments	54,265	—	—	54,265
Fund Total	$786,258	$—	$—	$786,258
JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks	$437,490	$—	$—	$437,490
Short Term Investments	29,876	—	—	29,876
Fund Total	$467,366	$—	$—	$467,366
JNL/Mellon Capital Management S&P 24 Fund
Common Stocks	$657,206	$—	$—	$657,206
Short Term Investments	965	—	—	965
Fund Total	$658,171	$—	$—	$658,171
JNL/Mellon Capital Management S&P SMid 60 Fund
Common Stocks	$553,610	$—	$—	$553,610
Short Term Investments	63,666	—	—	63,666
Fund Total	$617,276	$—	$—	$617,276
JNL/Mellon Capital Management NYSE International 25 Fund
Common Stocks	$68,135	$—	$—	$68,135
Short Term Investments	17,261	—	—	17,261
Fund Total	$85,396	$—	$—	$85,396

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management 25 Fund
Common Stocks	$802,627	$—	$—	$802,627
Short Term Investments	40,661	—	—	40,661
Fund Total	$843,288	$—	$—	$843,288
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$267,095	$—	$—	$267,095
Short Term Investments	27,910	—	—	27,910
Fund Total	$295,005	$—	$—	$295,005
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$2,936,691	$400,666	$—	$3,337,357
Short Term Investments	103,259	—	—	103,259
Fund Total	$3,039,950	$400,666	$—	$3,440,616
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$267,565	$117,501	$—	$385,066
Short Term Investments	8,676	—	—	8,676
Fund Total	$276,241	$117,501	$—	$393,742
JNL/Mellon Capital Management VIP Fund
Common Stocks	$218,445	$38,360	$—	$256,805
Short Term Investments	9,088	—	—	9,088
Fund Total	$227,533	$38,360	$—	$265,893
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$102,820	$—	$—	$102,820
Short Term Investments	11,447	—	—	11,447
Fund Total	$114,267	$—	$—	$114,267
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$297,807	$—	$—	$297,807
Short Term Investments	12,574	—	—	12,574
Fund Total	$310,381	$—	$—	$310,381
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$310,015	$—	$—	$310,015
Short Term Investments	12,994	—	—	12,994
Fund Total	$323,009	$—	$—	$323,009
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$578,761	$—	$—	$578,761
Short Term Investments	12,991	—	—	12,991
Fund Total	$591,752	$—	$—	$591,752
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$1,007,930	$—	$—	$1,007,930
Short Term Investments	14,677	—	—	14,677
Fund Total	$1,022,607	$—	$—	$1,022,607
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$443,671	$—	$—	$443,671
Short Term Investments	9,429	—	—	9,429
Fund Total	$453,100	$—	$—	$453,100

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2013.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Investments in Affiliates — During the period ended March 31, 2013, certain Funds invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The following table details cash management investments in affiliates held at March 31, 2013.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2013.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Management DowSM 10 Fund	$135	$586	$—
JNL/Mellon Capital Management S&P 10 Fund	—	217	—
JNL/Mellon Capital Management Global 15 Fund	—	100	—
JNL/Mellon Capital Management Nasdaq 25 Fund	434	1,346	—
JNL/Mellon Capital Management Value Line 30 Fund	1,269	331	—
JNL/Mellon Capital Management Dow Dividend Fund	364	1,746	—
JNL/Mellon Capital Management S&P 24 Fund	2,429	965	—
JNL/Mellon Capital Management S&P SMid 60 Fund	940	994	—
JNL/Mellon Capital Management NYSE International 25 Fund	399	—	—
JNL/Mellon Capital Management 25 Fund	383	4,831	—
JNL/Mellon Capital Management Select Small-Cap Fund	466	115	—
JNL/Mellon Capital Management JNL Optimized 5 Fund	—	235	—
JNL/Mellon Capital Management VIP Fund	1,430	—	—
JNL/Mellon Capital Management Communications Sector Fund	925	609	—
JNL/Mellon Capital Management Consumer Brands Sector Fund	—	2,042	—
JNL/Mellon Capital Management Financial Sector Fund	392	3,558	—
JNL/Mellon Capital Management Healthcare Sector Fund	—	3,399	—
JNL/Mellon Capital Management Oil & Gas Sector Fund	810	5,289	—
JNL/Mellon Capital Management Technology Sector Fund	—	355	—

The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at March 31, 2013.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Loss	Ending Value
JNL/Mellon Capital Management Financial Sector Fund	Bank of New York Mellon Corp.	$2,693	$608	$166	$15	$—	$3,394

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2013

Income Tax Matters - As of March 31, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management Nasdaq 25 Fund	$410,238	$69,441	$(4,564)	$64,877
JNL/Mellon Capital Management Value Line 30 Fund	738,933	63,428	(16,103)	47,325
JNL/Mellon Capital Management Dow Dividend Fund	435,234	44,610	(12,478)	32,132
JNL/Mellon Capital Management S&P 24 Fund	579,131	84,407	(5,367)	79,040
JNL/Mellon Capital Management S&P SMid 60 Fund	554,342	78,078	(15,144)	62,934
JNL/Mellon Capital Management NYSE International 25 Fund	95,231	2,099	(11,934)	(9,835)
JNL/Mellon Capital Management 25 Fund	723,841	127,526	(8,079)	119,447
JNL/Mellon Capital Management Select Small-Cap Fund	259,875	49,816	(14,686)	35,130
JNL/Mellon Capital Management JNL 5 Fund	3,032,059	496,959	(88,402)	408,557
JNL/Mellon Capital Management JNL Optimized 5 Fund	379,166	42,171	(27,595)	14,576
JNL/Mellon Capital Management VIP Fund	244,665	32,205	(10,977)	21,228
JNL/Mellon Capital Management Communications Sector Fund	110,199	10,904	(6,836)	4,068
JNL/Mellon Capital Management Consumer Brands Sector Fund	261,182	53,546	(4,347)	49,199
JNL/Mellon Capital Management Financial Sector Fund	307,006	27,559	(11,556)	16,003
JNL/Mellon Capital Management Healthcare Sector Fund	486,004	112,710	(6,962)	105,748
JNL/Mellon Capital Management Oil & Gas Sector Fund	890,612	189,497	(57,502)	131,995
JNL/Mellon Capital Management Technology Sector Fund	404,878	76,931	(28,709)	48,222

Subsequent Events - At a meeting held February 20, 2013, the Board voted to approve changing the name of the sub adviser Mellon Capital Management to Mellon Capital effective April 29, 2013.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 28, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 28, 2013

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.